Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Operating activities
Profit before tax		$ 176,538	¥ 1,181,067		¥ 1,514,028	[1]	¥ 896,232	[1]
Adjustments:
Amortization of prepaid operating leases		1,902	12,724		12,366	[1]	12,819	[1]
Bad debt written off/(recovered)		(16)	(108)		10	[1]
Cost of share-based payments					1,592	[1]	5,301	[1]
Depreciation of property, plant and equipment		62,821	420,277		431,567	[1]	465,093	[1]
Depreciation of investment property		132	884		248	[1]	248	[1]
Dividend income from quoted equity securities		(298)	(1,992)		(2,532)	[1]	(943)	[1]
Exchange (gain)/loss		633	4,235		(8,319)	[1]	(3,407)	[1]
Fair value loss/(gain) on foreign exchange forward contract		(677)	(4,529)				140	[1]
Fair value loss/(gain) on quoted equity securities		513	3,433		(12,768)	[1]	243	[1]
Finance costs		16,904	113,088		100,439	[1]	79,683	[1]
Loss/(gain) on disposal of:
- associate					(199)	[1]
- joint venture					(107,976)	[1]
- property, plant and equipment		(1,321)	(8,835)		(11,668)	[1]	14,020	[1]
- subsidiaries					(216,115)	[1]
Government grants		(4,819)	(32,237)		(28,035)	[1]	(36,533)	[1]
Interest income		(22,009)	(147,244)		(105,421)	[1]	(56,983)	[1]
Impairment losses on intangible asset					40,000	[1]	1,131	[1]
Impairment losses on property, plant and equipment		4,510	30,173		20,845	[1]	3,297	[1]
Impairment losses/(reversal of impairment losses) on trade receivables, net		(1,652)	(11,052)		(10,854)	[1]	3,696	[1]
Property, plant and equipment written off		189	1,265		5,682	[1]	5	[1]
Share of loss/(profit) of associates and joint ventures, net of tax		(1,739)	(11,634)		(10,054)	[1]	3,612	[1]
Reversal of write-down of inventories, net		(1,266)	(8,468)		(19,901)	[1]	(5,171)	[1]
Write-back of trade and other payables					(29)	[1]
Profit before tax after adjustments		230,345	1,541,047		1,592,906	[1]	1,382,483	[1]
Changes in working capital
Decrease/(increase) in inventories		7,105	47,533		(897,437)	[1]	55,299	[1]
Decrease/(increase) in trade and other receivables		(75,047)	(502,069)		81,121	[1]	122,192	[1]
Increase/(decrease) in trade and other payables and contract liabilities		(34,298)	(229,457)		846,175	[1]	849,134	[1]
Decrease in development properties		629	4,205		377	[1]
Cash flows from operating activities		128,734	861,259		1,623,142	[1]	2,409,108	[1]
Income taxes paid		(28,499)	(190,658)		(202,975)	[1]	(133,021)	[1]
Net cash flows from operating activities		100,235	670,601		1,420,167	[1]	2,276,087	[1]
Investing activities
Additional investment in subsidiaries	[1]				(8,279)		(9,076)
Additional investment in associates and joint ventures	[1]				(75,000)		(1,255)
Development costs		(26,999)	(180,626)
Dividend received from:
- quoted equity securities		298	1,992		2,532	[1]	943	[1]
- joint ventures		120	801		754	[1]	598	[1]
Interest received		21,490	143,768		108,481	[1]	56,734	[1]
Proceeds from disposal of:
- associate	[1]				1,832
- joint venture	[1]				182,679
- property, plant and equipment		997	6,669		15,640	[1]	667	[1]
- subsidiaries, net of cash disposed	[1]				341,602
Proceeds from government grants		42,779	286,198		50,095	[1]	13,639	[1]
Purchase of property, plant and equipment		(60,948)	(407,747)		(289,472)	[1]	(351,472)	[1]
Placement/(withdrawal) of fixed deposits with banks, net		10,307	68,953		(254,294)	[1]	(282,809)	[1]
Net cash flows (used in)/from investing activities		(11,956)	(79,992)		76,570	[1]	(572,031)	[1]
Dividends paid to:
- equity holders of the parent		(89,305)	(597,459)		(235,947)	[1]	(118,193)	[1]
- non-controlling interests		(19,814)	(132,558)		(97,009)	[1]	(87,975)	[1]
Interest paid and discounting on bills receivable		(16,149)	(108,039)		(107,246)	[1]	(110,774)	[1]
Payment of finance lease liabilities		(5)	(33)		(38)	[1]	(61)	[1]
Proceeds from:
- borrowings		298,997	2,000,320		1,814,618	[1]	1,255,659	[1]
- issue of shares	[1]				6,617
Withdrawal of fixed deposits pledged with banks for banking facilities	[1]						300,564
Repayment of borrowings		(240,917)	(1,611,756)		(1,100,133)	[1]	(2,793,206)	[1]
Net cash flows (used in)/from financing activities		(67,193)	(449,525)		280,862	[1]	(1,553,986)	[1]
Net increase in cash and cash equivalents		21,086	141,084		1,777,599	[1]	150,070	[1]
Cash and cash equivalents, beginning balance		805,717	5,390,324	[1]	3,653,914	[1]	3,474,364	[1]
Effect of exchange rate changes on balances in foreign currencies		4,259	28,482		(41,189)	[1]	29,480	[1]
Cash and cash equivalents, ending balance		831,062	5,559,890		5,390,324	[1]	3,653,914	[1]
Significant non-cash investing and financing transactions
Settlement of debts with trade bills		$ 2,094,000	¥ 14,010,200		¥ 14,696,000	[1]	¥ 12,203,000	[1]

[1]	Restated